9. Income tax (Details 6) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Details 5Abstract
Amount at beginning of year	$ (3,847,033)	$ (4,869,114)
Deferred income tax recognized in profit or loss and in other comprehensive income during the year	(949,800)	1,036,005
Discontinued operations	0	(13,924)
Reclassification related to current income tax for the prior year	3,449	0
Amount at end of year	$ (4,793,384)	$ (3,847,033)